Mortgage Servicing Rebate (to) from Funds (Details) (Investment Funds, USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investment Funds
Transactions with affiliates
Waiver to Investment Funds relating to the at cost servicing fee	$ 34,000	$ 249,000	$ 173,000	$ 495,000	$ 536,000	$ 2,462,000